Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 2,770	€ 2,980
Credit spread risk	184	60
Equity and investment risk	1,172	1,044
Foreign exchange risk	1,665	1,273
Pension risk	944	1,106
Guaranteed funds risk	100	59
Nontrading market risk portfolios	€ 6,835	€ 6,523